CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
REVENUE	$ 2,060,250	$ 1,813,625	$ 6,333,552	$ 5,525,785	$ 7,923,976	$ 9,136,216
COST OF SALES	1,642,240	1,457,420	4,807,196	4,512,899	6,344,247	7,570,006
GROSS PROFIT	418,010	356,205	1,526,356	1,012,886	1,579,729	1,566,209
RESEARCH AND DEVELOPMENT EXPENSES	341,231	23,000	720,022	99,000	176,944	133,941
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	1,018,083	1,076,134	3,570,911	2,754,050	3,624,711	3,691,760
OPERATING LOSS	(941,304)	(742,929)	(2,764,577)	(1,840,164)	(2,221,926)	(2,259,491)
OTHER INCOME (EXPENSE)
Interest expense	(38,605)	(12,261)	(154,642)	(128,503)	(463,735)	(212,571)
Other income	5,296	7,610	25,206	19,758	36,597	67,458
Loss on change - derivative liability warrants	(1,448,710)		(1,448,710)
Loss on purchase of warrants and additional investment right			(1,150,000)
Loss on purchase of outstanding warrants					(500,000)
Gain on extinguishment of debt					394,057
Total other expense	(1,482,019)	(4,651)	(2,728,146)	(108,745)	(533,081)	(145,113)
LOSS BEFORE INCOME TAXES	(2,423,323)	(747,580)	(5,492,723)	(1,948,909)	(2,755,007)	(2,404,604)
Income taxes - current benefit	(13,910)	(9,965)	(30,045)	(24,159)	(29,315)	(9,080)
NET LOSS	(2,409,413)	(737,615)	(5,462,678)	(1,924,750)	(2,725,692)	(2,395,524)
NONCONTROLLING INTEREST	(6,476)	(786)	(14,802)	2,750	6,206	14,231
NET LOSS ATTRIBUTABLE TO VISUALANT, INC. AND SUBSIDIARIES COMMON SHAREHOLDERS	$ (2,402,937)	$ (736,829)	$ (5,447,876)	$ (1,927,500)	$ (2,731,898)	$ (2,409,756)
Basic and diluted loss per common share attributable to Visualant, Inc. and subsidiaries common shareholders-
Basic and diluted loss per share	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.03)	$ (0.04)	$ (0.06)
Weighted average shares of common stock outstanding- basic and diluted	124,638,584	67,597,374	108,181,494	59,398,032	65,557,376	42,682,795